Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Profit (loss), attributable to owners of parent	R$ 2,118,362	R$ 2,116,368	R$ 1,653,684
Weighted average number of outstanding common shares	295,198,455	316,096,185	321,806,480
Basic earnings per share	R$ 7.1761	R$ 6.6953	R$ 5.1388
Diluted earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 2,118,362	R$ 2,116,368	R$ 1,653,684
Weighted average number of outstanding common shares	295,198,455	316,096,185	321,806,480
Weighted average number of shares that would have been issued at average market price	2,669,403	3,415,235	2,149,097
Weighted average number of common shares for diluted earnings per share	297,867,858	319,511,420	323,955,577
Diluted earnings per common share - R$	R$ 7.1118	R$ 6.6238	R$ 5.1047